Cover	12 Months Ended
Dec. 31, 2021 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Current Fiscal Year End Date	--12-31
Document Period End Date	Dec. 31, 2021
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	1-34694
Entity Registrant Name	VEON LTD.
Entity Incorporation, State or Country Code	D0
Entity Address, Address Line One	Claude Debussylaan 88
Entity Address, Postal Zip Code	1082 MD
Entity Address, City or Town	Amsterdam
Entity Address, Country	NL
Title of 12(b) Security	American Depositary Shares, or ADSs,each representing one common share
Trading Symbol	VEON
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding (in shares)	1,756,731,135
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Amendment Flag	false
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2021
Entity Central Index Key	0001468091
Business Contact
Document Information [Line Items]
Entity Address, Address Line One	Claude Debussylaan 88
Entity Address, Postal Zip Code	1082 MD
Entity Address, City or Town	Amsterdam
Entity Address, Country	NL
City Area Code	+31
Local Phone Number	20 797 7200
Contact Personnel Name	Victor Biryukov